PROPERTY, EQUIPMENT AND OTHER (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 117	$ 107
Mineral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 45	$ 24